Derivatives (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Collateral cash receivables	$ 71,700,000	$ 91,700,000
Collateral cash payables	37,700,000	55,600,000
Total trading revenues	195,900,000	170,300,000
Other Long-term Debt	1,315,176,000	1,880,105,000
Hedged amount of foreign currency denominated loans	2,400,000	4,900,000
Borrowings matured				$ 304,000,000
Gains/(loss) on extinguishment of debt	5,793,000	(4,166,000)	$ 0
Visa Class B Shares [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities related to sale	4,800,000	5,200,000
Parent Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Long-term Debt	491,268,000	720,832,000
Gains/(loss) on extinguishment of debt	5,793,000	0	$ 0
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of interest rate derivatives hedging	2,900,000	15,300,000
Other Long-term Debt	250,000,000	554,000,000
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of interest rate derivatives hedging		9,100,000
Net fair value of interest rate derivatives hedging subordinated debt	5,700,000
Other Long-term Debt	500,000,000	500,000,000
Hedged held-to-maturity trust preferred loans principal balance	500,000,000
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member] | First Tennessee Bank National Association [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of interest rate derivatives hedging	3,600,000	400,000
Other Long-term Debt	400,000,000
Subordinated Debentures Subject To Mandatory Redemption Amounts Redeemed [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net fair value of interest rate derivatives hedging subordinated debt		3,900,000
Other Long-term Debt		200,000,000
Additional Derivative Agreements [Member] | Derivative Instruments With Accelerated Termination Provisions [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateral received	146,400,000	172,100,000
Securities posted collateral	19,700,000	26,600,000
Net fair value of derivative assets with adjustable posting thresholds	64,900,000	100,500,000
Net fair value of derivative liabilities with adjustable posting thresholds	16,100,000	19,700,000
Additional Derivative Agreements [Member] | Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateral received	146,400,000	172,100,000
Securities posted collateral	63,000,000	83,000,000
Net fair value of derivative assets with adjustable posting thresholds	64,900,000	100,500,000
Net fair value of derivative liabilities with adjustable posting thresholds	$ 62,800,000	$ 80,500,000